CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Revenues	$ 50,260	$ 69,391	$ 54,329
Cost of revenue:
Cost of revenue	(46,194)	(47,965)	(35,107)
Gross profit	4,066	21,426	19,222
Other operating income	890	2,170	896
Operating expenses:
Research and development	(31,124)	(25,994)	(23,739)
General and administrative	(10,330)	(8,764)	(8,573)
Selling and marketing	(2,175)	(2,057)	(1,281)
Impairment on intangible assets	(820)
Total operating expenses	(44,449)	(36,815)	(33,593)
Loss from operations	(39,493)	(13,219)	(13,475)
Other income (expense)	(2,736)	2,336	1,547
Dividend income from an other investment	423	493
Fair value change in trading securities			2
Interest income	9,611	12,358	13,240
Interest expense	(530)	(498)	(250)
Other-than-temporary impairment loss on investments		(681)	(2,543)
(Loss) income before income taxes, equity in net income (loss) of equity method investees and non-controlling interest	(32,725)	789	(1,479)
Income tax (expense) credit	1,796	(403)	(772)
Equity in net income (loss) of equity method investees	566	(264)	41
Net (loss) income	(30,363)	122	(2,210)
Add: Net loss attributable to non-controlling interest	2	2	8
Net (loss) income attributable to Actions Semiconductor Co., Ltd. Shareholders	(30,361)	124	(2,202)
Net (loss) income per share: Basic
Net (loss) income attributable to Actions Semiconductor Co., Ltd. Shareholders	$ (0.0768)	$ 0.0003	$ (0.0053)
Net (loss) income per share: Diluted
Net (loss) income attributable to Actions Semiconductor Co., Ltd. Shareholders	$ (0.0768)	$ 0.0003	$ (0.0053)
Weighted-average shares outstanding used in computation:
Basic	395,380,921	412,103,255	412,706,341
Diluted	395,380,921	425,415,011	412,706,341
Third-parties [Member]
Revenues:
Revenues	41,049	64,752	52,535
Cost of revenue:
Cost of revenue	(37,789)	(44,382)	(33,914)
Third-parties [Member] | System-on-a chip products [Member]
Revenues:
Revenues	40,932	64,617	52,356
Cost of revenue:
Cost of revenue	(37,743)	(44,324)	(33,814)
Third-parties [Member] | Semiconductor product testing services [Member]
Revenues:
Revenues	117	135	179
Cost of revenue:
Cost of revenue	(46)	(58)	(100)
Related-parties [Member] | System-on-a chip products [Member]
Revenues:
Revenues	9,211	4,639	1,794
Cost of revenue:
Cost of revenue	$ (8,405)	$ (3,583)	$ (1,193)